Restricted Cash - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Cash And Cash Equivalents [Abstract]
Restricted cash	¥ 29,550	$ 4,298	¥ 0